FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022:

		At December 31, 2023
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	11,982	—	—	11,982
Current financial assets	19	—	55,562	—	55,562
Total assets		11,982	55,562	—	67,544
Other financial liabilities	19	—	13,539	—	13,539
Total liabilities		—	13,539	—	13,539

		At December 31, 2022
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	9,954	—	—	9,954
Current financial assets	19	—	80,233	—	80,233
Total assets		9,954	80,233	—	90,187
Other financial liabilities	19	—	19,993	—	19,993
Total liabilities		—	19,993	—	19,993

Disclosure of fair value measurement of assets
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022:

		At December 31, 2023
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	11,982	—	—	11,982
Current financial assets	19	—	55,562	—	55,562
Total assets		11,982	55,562	—	67,544
Other financial liabilities	19	—	13,539	—	13,539
Total liabilities		—	13,539	—	13,539

		At December 31, 2022
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	9,954	—	—	9,954
Current financial assets	19	—	80,233	—	80,233
Total assets		9,954	80,233	—	90,187
Other financial liabilities	19	—	19,993	—	19,993
Total liabilities		—	19,993	—	19,993

Disclosure of carrying amount and fair value of financial assets and liabilities
The following table presents the carrying amount and fair value for the most relevant categories of financial assets and financial liabilities not measured at fair value on a recurring basis:

		At December 31,
		2023		2022
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities	18	1,451,158	1,451,158	1,399,997	1,399,997
Client financing		1,451,158	1,451,158	1,390,956	1,390,956
Dealer financing		—	—	9,041	9,041
Total		1,451,158	1,451,158	1,399,997	1,399,997

Debt	24	2,477,186	2,462,716	2,811,779	2,770,633